UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     November 03, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     215155


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Ace Ltd.                       ORD              G0070K103     4300   110000 SH         SOLE                 110000        0        0
Adobe Systems Inc.             COM              00724F101      280     1800 SH         SOLE                   1800        0        0
Aegon N.V.                     ORD.             007924103     4370   117766 SH         SOLE                 117766        0        0
Alltel Corp.                   COM              020039103      551    10550 SH         SOLE                  10550        0        0
American Express Co.           COM              025816109      390     6390 SH         SOLE                   6390        0        0
American Home Prods Corp.      COM              026609107      226     4000 SH         SOLE                   4000        0        0
American Intl Group Inc.       COM              026874107     7800    81478 SH         SOLE                  81478        0        0
American Pwr. Conversion Corp. COM              029066107      635    33100 SH         SOLE                  33100        0        0
Apple Computer Inc.            COM              037833100      315    12200 SH         SOLE                  12200        0        0
Applied Materials Inc.         COM              038222105      442     7450 SH         SOLE                   7450        0        0
Bed Bath & Beyond Inc.         COM              075896100      802    32900 SH         SOLE                  32900        0        0
Bellsouth Corp.                COM              079860102      640    15900 SH         SOLE                  15900        0        0
Berkshire Hathaway Inc. Del    CL A             084670108     8500      132 SH         SOLE                    132        0        0
Chubb Corp                     COM              171232101     1700    21900 SH         SOLE                  21900        0        0
Citigroup Inc.                 COM              172967101      770    14265 SH         SOLE                  14265        0        0
Comerica Inc.                  COM              200340107      910    15600 SH         SOLE                  15600        0        0
Computer Associates Intl. Inc. COM              204912109      210     8300 SH         SOLE                   8300        0        0
Comverse Technology Inc.       COM              205862402      300     2800 SH         SOLE                   2800        0        0
Countrywide Credit Industry De COM              222372104      604    16000 SH         SOLE                  16000        0        0
CVS Corp.                      COM              126650100     7040   152000 SH         SOLE                 152000        0        0
Dallas Semiconductor Corp.     COM              235204104      750    22600 SH         SOLE                  22600        0        0
Dell Computer Corp.            COM              247025109      270     8800 SH         SOLE                   8800        0        0
Dollar General Corp.           COM              256669102     4090   244337 SH         SOLE                 244337        0        0
Donaldson Inc.                 COM              257651109      490    22250 SH         SOLE                  22250        0        0
Ecolab Inc.                    COM              278865100      390    10900 SH         SOLE                  10900        0        0
Elan PLC                       ADR              284131208    16840   307550 SH         SOLE                 307550        0        0
Emerson Electric Co.           COM              291011104      780    11600 SH         SOLE                  11600        0        0
Enron Corp.                    COM              293561106      300     3450 SH         SOLE                   3450        0        0
Ethan Allen Interiors Inc.     COM              297602104     3300   116450 SH         SOLE                 116450        0        0
Exxon Corp.                    COM              302290101      530     5954 SH         SOLE                   5954        0        0
Federal Home Loan Mortgage     COM              313400301    14350   265400 SH         SOLE                 265400        0        0
Federal National Mortgage Assn COM              313586109    13180   184376 SH         SOLE                 184376        0        0
Gannett Co.                    COM              364730101     5320   100400 SH         SOLE                 100400        0        0
Gillette Co.                   CL. A            375766102     4510   148750 SH         SOLE                 148750        0        0
Guidant Corp                   COM              401698105      360     5100 SH         SOLE                   5100        0        0
Health Management Associates   COM              421933102     2730   131000 SH         SOLE                 131000        0        0
Hewlett Packard Co.            COM              428236103      215     2200 SH         SOLE                   2200        0        0
Home Depot Inc.                COM              437076102      310     5800 SH         SOLE                   5800        0        0
Horace Mann Educators Corp.New COM              440327104     5140   313900 SH         SOLE                 313900        0        0
India Fund Inc.                COM              454089103     1890   155818 SH         SOLE                 155818        0        0
Intel Corp.                    COM              458140100      355     8500 SH         SOLE                   8500        0        0
Interpublic Group Cos. Inc.    COM              460690100      265     7800 SH         SOLE                   7800        0        0
IPC Holdings Ltd.              COM              G4933P101     4060   219500 SH         SOLE                 219500        0        0
Johnson & Johnson              COM              478160104      715     7600 SH         SOLE                   7600        0        0
Knight Ridder Inc.             COM              499040103     4800    94500 SH         SOLE                  94500        0        0
Markel Corp.                   COM              570535104     4780    31500 SH         SOLE                  31500        0        0
Matav-Cable Sys Media LTD.     Spons ADR        576561104      740    18300 SH         SOLE                  18300        0        0
McDonalds Corp.                COM              580135101     5340   176950 SH         SOLE                 176950        0        0
Merck & Co.                    COM              589331107      635     8500 SH         SOLE                   8500        0        0
Mercury General Corp. New      COM              589400100     8435   297900 SH         SOLE                 297900        0        0
Microsoft Corp.                COM              594918104      665    11000 SH         SOLE                  11000        0        0
Morgan Stanley Dean Witter     COM              617446448      260     2800 SH         SOLE                   2800        0        0
Morgan Stanley India Invt. Fd. COM              61745C105      940    90900 SH         SOLE                  90900        0        0
Motorola Inc.                  COM              620076109      705    24900 SH         SOLE                  24900        0        0
Nokia Corp.                    Spons. ADR       654902204    20950   526150 SH         SOLE                 526150        0        0
Novellus Systems Inc.          COM              670008101      705    15100 SH         SOLE                  15100        0        0
Nucor Corp.                    COM              670346105      875    12500 SH         SOLE                  12500        0        0
Old Republic International Cor COM              680223104     8605   357582 SH         SOLE                 357582        0        0
Orbotech LTD.                  ORD              M75253100     1370    25050 SH         SOLE                  25050        0        0
Pepsico Inc.                   COM              713448108      630    13620 SH         SOLE                  13620        0        0
Pfizer Inc.                    COM              717081103      280     6250 SH         SOLE                   6250        0        0
Procter & Gamble Co.           COM              742718109      310     4560 SH         SOLE                   4560        0        0
Renaissance Re Holdings Ltd.   COM              G7496G103     2520    39400 SH         SOLE                  39400        0        0
SBC Communications Inc.        COM              78387G103      835    16700 SH         SOLE                  16700        0        0
Sherwin Williams Co.           COM              824348106     3320   155000 SH         SOLE                 155000        0        0
Synovus Financial Corp.        COM              87161C105      575    27100 SH         SOLE                  27100        0        0
Telecomunicacoes Brasileiras   Spon ADR         879287308     1960    24755 SH         SOLE                  24755        0        0
Telefonos De Mexico SA         SP ADR           879403780     2130    40100 SH         SOLE                  40100        0        0
Tellabs Inc.                   COM              879664100      700    14650 SH         SOLE                  14650        0        0
Texaco Inc.                    COM              881694103      605    11500 SH         SOLE                  11500        0        0
Torchmark Corp.                COM              891027104     4785   172000 SH         SOLE                 172000        0        0
UnumProvident Corp.            COM              903192102     5740   210563 SH         SOLE                 210563        0        0
Valassis Communications Inc.   COM              918866104     1450    65000 SH         SOLE                  65000        0        0
Vina Concha Y Toro SA          Sponsored ADR    927191106      675    18200 SH         SOLE                  18200        0        0
Watts Industries Inc.          CL. A            942749102     2770   276900 SH         SOLE                 276900        0        0
Wells Fargo & Co. Del.         COM              949740104     3850    83800 SH         SOLE                  83800        0        0
Wrigley William Jr. Co.        COM              982526105      290     3850 SH         SOLE                   3850        0        0